UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments.

John Hancock INVESTMENTS

John Hancock International Core Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2013

International Core Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Common Stocks 95.6%		$1,403,003,972

(Cost $1,184,904,204)

Australia 4.9%		72,561,895

Amcor, Ltd.	2,459	24,693
Arrium, Ltd.	2,312,745	3,305,300
BHP Billiton, Ltd.	226,521	7,718,872
BlueScope Steel, Ltd. (I)	729,069	3,606,295
Commonwealth Bank of Australia	68,822	4,867,945
CSL, Ltd.	89,544	5,598,450
Flight Centre, Ltd.	21,016	929,123
Goodman Fielder, Ltd.	2,029,804	1,246,501
GPT Group	401,105	1,306,211
Insurance Australia Group, Ltd.	4,408	24,261
Investa Office Fund	412,191	1,170,009
JB Hi-Fi, Ltd. (L)	129,568	2,404,472
Macquarie Group, Ltd. (I)	40,568	1,998,276
Mirvac Group	1,268,470	1,961,060
Myer Holdings, Ltd. (L)	348,482	905,608
National Australia Bank, Ltd.	233,666	7,348,137
Pacific Brands, Ltd.	756,107	450,566
Qantas Airways, Ltd. (I)	18,215	20,205
QBE Insurance Group, Ltd.	457,522	6,503,650
Rio Tinto, Ltd.	60,306	3,619,871
Stockland	791,543	2,771,794
Tabcorp Holdings, Ltd.	506,897	1,627,298
Tatts Group, Ltd.	81,267	228,471
Telstra Corp., Ltd.	505,576	2,326,228
Westpac Banking Corp.	354,503	10,598,599

Austria 0.5%		7,283,075

OMV AG	82,735	4,053,720
Voestalpine AG	65,013	3,229,355

Belgium 0.9%		12,870,641

Ageas	116,457	4,898,911
Belgacom SA (L)	98,863	2,937,827
Delhaize Group SA	65,650	3,819,301
KBC Groep NV	21,353	1,214,602

Canada 0.9%		13,770,615

Blackberry, Ltd. (I)(L)	367,300	2,329,869
Bombardier, Inc., Class B	6,200	27,979
Canadian Oil Sands, Ltd.	900	16,907
Canadian Pacific Railway, Ltd.	19,900	3,068,670
Canadian Tire Corp., Ltd., Class A	8,100	761,631
First Quantum Minerals, Ltd.	137,000	2,286,019
IGM Financial, Inc.	26	1,326
Magna International, Inc.	43,500	3,545,748
Methanex Corp. (L)	22,100	1,357,136
Metro, Inc.	400	23,555
Sherritt International Corp.	107,100	351,775

China 0.2%		3,466,380

AAC Technologies Holdings, Inc. (L)	554,708	2,518,121
Yangzijiang Shipbuilding Holdings, Ltd.	1,020,000	948,259

1

International Core Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Denmark 0.3%		$4,675,683

Coloplast A/S, Class B	18,121	1,188,431
GN Store Nord A/S	26,728	637,263
Pandora A/S	28,844	1,491,077
Vestas Wind Systems A/S (I)	47,985	1,358,912

Finland 1.5%		21,222,165

Kone OYJ, Class B (L)	13,626	1,251,143
Neste Oil OYJ (L)	77,749	1,484,488
Nokia OYJ (I)	1,846,038	14,905,814
Sampo OYJ, Class A	68,717	3,200,514
Tieto OYJ	13,037	280,558
Wartsila OYJ Abp	2,037	99,648

France 12.7%		185,545,393

Air France KLM (I)(L)	371,708	3,837,654
Alcatel-Lucent (I)(L)	997,011	4,277,721
AXA SA	288,435	7,554,236
BNP Paribas SA	145,666	10,904,767
Bouygues SA	80,197	3,015,887
Carrefour SA	32,072	1,261,464
Cie Generale des Etablissements Michelin	24,217	2,623,367
Credit Agricole SA (I)	148,497	1,856,601
European Aeronautic Defence & Space Company NV	104,259	7,390,388
GDF Suez	454,845	10,528,875
L'Oreal SA	22,282	3,724,006
Lagardere SCA	58,752	1,987,955
Orange SA (L)	586,859	7,645,960
Peugeot SA (I)(L)	506,352	8,018,276
Publicis Groupe SA	39,106	3,456,416
Rallye SA	17,766	750,669
Renault SA	100,605	8,899,865
Safran SA	51,911	3,413,430
Sanofi	92,970	9,819,485
Societe Generale SA	266,340	15,265,778
Total SA	991,500	60,007,964
Valeo SA	15,465	1,639,609
Vivendi SA	302,398	7,665,020

Germany 6.1%		88,705,323

Adidas AG	442	53,748
Allianz SE	23,691	4,103,980
Aurubis AG	46,382	2,731,419
Bayer AG	24,701	3,295,122
Continental AG	19,668	4,104,318
Daimler AG	124,447	10,311,575
Deutsche Bank AG	1,225	59,098
Deutsche Lufthansa AG (I)	201,799	4,381,649
Deutsche Post AG	172,979	6,117,627
Duerr AG	39,267	3,424,437
E.ON AG	1,234,907	23,786,893
Leoni AG	50,804	3,795,282
Merck KGaA	11,505	1,993,510
Metro AG	51,770	2,594,287
Muenchener Rueckversicherungs AG	19,551	4,275,650
ProSiebenSat.1 Media AG	44,260	1,987,819
RWE AG	234,030	8,992,445
Salzgitter AG	36,495	1,582,701

2

International Core Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Germany (continued)

Sky Deutschland AG (I)	108,881	$1,113,763

Greece 0.2%		2,308,774

OPAP SA	46,477	617,519
Public Power Corp. SA	115,420	1,691,255

Hong Kong 2.1%		30,229,089

AIA Group, Ltd.	518,400	2,622,643
Cheung Kong Holdings, Ltd.	296,000	4,671,212
Esprit Holdings, Ltd. (I)	1,278,951	2,657,594
Galaxy Entertainment Group, Ltd. (I)	769,000	6,018,394
Hutchison Whampoa, Ltd.	2,000	25,565
Melco International Development, Ltd.	417	1,467
Noble Group, Ltd.	2,035,000	1,793,831
Power Assets Holdings, Ltd.	207	1,686
Sun Hung Kai Properties, Ltd.	443,000	5,705,685
Swire Pacific, Ltd., Class A, Class A	171,500	2,066,034
Swire Properties, Ltd.	100	267
The Link REIT	3,019	14,820
Wharf Holdings, Ltd.	202,000	1,677,716
Xinyi Glass Holdings Company, Ltd.	1,796,000	1,896,106
Yue Yuen Industrial Holdings, Ltd.	346,880	1,076,069

Ireland 0.0%		298,106

C&C Group PLC	49,364	298,106

Isle of Man 0.1%		1,397,790

Playtech, Ltd.	122,201	1,397,790

Israel 0.3%		4,549,886

Africa Israel Investments, Ltd. (I)	217,585	451,549
Bezeq The Israeli Telecommunication Corp., Ltd. (I)	661,391	1,105,082
Partner Communications Company, Ltd. (I)	151,436	1,438,460
Teva Pharmaceutical Industries, Ltd.	38,408	1,554,795

Italy 5.2%		76,036,504

A2A SpA	1,044,295	1,189,489
Azimut Holding SpA	90,708	2,315,418
Enel SpA	4,842,990	21,914,371
Eni SpA	587,943	14,140,281
EXOR SpA	17,167	672,433
Fiat SpA (I)	620,902	4,925,650
Finmeccanica SpA (I)	812,700	5,884,236
Intesa Sanpaolo SpA	2,304,156	5,534,166
Mediaset SpA (I)	706,550	3,200,721
Mediolanum SpA	283,914	2,508,397
Recordati SpA	70,581	1,001,799
Telecom Italia RSP	4,258,350	3,254,818
Telecom Italia SpA	6,454,097	6,264,020
UniCredit SpA	448,708	3,230,705

Japan 18.2%		267,606,192

ABC-MART, Inc.	300	13,687
Adastria Holdings Company, Ltd.	38,340	1,524,040
Aeon Company, Ltd.	110,800	1,492,101
Alps Electric Company, Ltd. (I)	46	498
Astellas Pharma, Inc.	1,300	76,910
Bridgestone Corp.	60,400	2,214,644

3

International Core Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

COLOPL, Inc. (I)(L)	103,500	$2,545,937
CyberAgent, Inc.	51,600	1,924,834
Daikyo, Inc.	729,000	1,988,373
Daito Trust Construction Company, Ltd.	60,200	5,716,922
Daiwa Securities Group, Inc.	422,000	4,106,270
Daiwabo Holdings Company, Ltd.	231,000	453,606
Dena Company, Ltd. (L)	188,661	3,667,444
DIC Corp.	494,000	1,530,824
Fuji Electric Company, Ltd.	401,000	1,818,416
Fuji Heavy Industries, Ltd.	251,116	7,104,836
Fuji Oil Company, Ltd.	44,500	719,802
GMO Internet, Inc.	60,600	707,748
Gree, Inc. (L)	131,300	1,198,857
Gungho Online Entertainment, Inc. (I)(L)	55	36,075
Gunze, Ltd.	220,000	565,133
Hanwa Company, Ltd.	169,000	816,062
Haseko Corp. (I)	455,900	3,410,182
Hino Motors, Ltd.	151,000	2,345,360
Inpex Corp.	115,300	1,338,533
ITOCHU Corp.	728,000	9,193,985
J Trust Company, Ltd.	34,600	460,311
JFE Holdings, Inc.	192,700	4,337,830
Juki Corp. (I)(L)	202,000	392,928
JX Holdings, Inc.	1,795,500	9,348,086
K's Holding Corp.	96,300	3,148,026
Kakaku.com, Inc.	132,200	2,421,514
Kao Corp.	83,450	2,744,401
Kawasaki Heavy Industries, Ltd.	6,000	24,639
Kawasaki Kisen Kaisha, Ltd.	1,820,000	4,322,695
KDDI Corp.	145,700	9,160,326
Kinugawa Rubber Industrial Company, Ltd.	125,000	638,494
Kobe Steel, Ltd. (I)	1,061,000	1,826,378
Kohnan Shoji Company, Ltd. (L)	58,600	607,809
Konami Corp.	23	599
Kubota Corp.	120,000	2,055,330
Kurimoto, Ltd.	85,000	211,824
Leopalace21 Corp. (I)(L)	445,800	2,536,579
Marubeni Corp.	707,824	5,140,469
Mazda Motor Corp. (I)	1,194,000	5,499,831
Medinet Company, Ltd. (I)(L)	666	308,752
Medipal Holdings Corp.	102,735	1,371,385
MEIJI Holdings Company, Ltd.	16,400	916,819
Mitsubishi Chemical Holdings Corp.	694,500	3,231,010
Mitsubishi Corp.	515,295	10,146,543
Mitsubishi Estate Company, Ltd.	2,000	55,611
Mitsubishi Heavy Industries, Ltd.	5,000	32,115
Mitsui & Company, Ltd.	366,700	5,084,948
Mitsui Engineering & Shipbuilding Company, Ltd.	556,000	1,141,165
Mitsui Mining & Smelting Company, Ltd.	602,000	1,729,980
Mitsui O.S.K. Lines, Ltd. (I)	947,000	4,212,108
Mizuho Financial Group, Inc.	37,500	78,800
Murata Manufacturing Company, Ltd.	20,200	1,739,992
Namco Bandai Holdings, Inc.	77,000	1,565,704
NEC Corp.	8,000	17,624
Nidec Corp.	18,300	1,769,312
Nippon Light Metal Holdings Company, Ltd.	1,039,200	1,360,991
Nippon Paper Industries Company, Ltd. (L)	133,000	2,423,340

4

International Core Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Nippon Steel & Sumitomo Metal Corp.	409,000	$1,327,895
Nippon Telegraph & Telephone Corp.	128,800	6,469,832
Nippon Yusen KK	1,117,000	3,460,512
Nipro Corp. (L)	137,700	1,248,659
Nitori Holdings Company, Ltd.	27,400	2,538,490
Nomura Holdings, Inc.	387,600	3,082,454
North Pacific Bank, Ltd.	153,400	586,206
NTT DOCOMO, Inc.	241,200	3,861,601
Orient Corp. (I)	326,100	806,813
Osaka Gas Company, Ltd.	120	485
Pigeon Corp.	21,500	1,030,490
Resona Holdings, Inc.	1,589,800	7,892,752
Ricoh Company, Ltd.	3,000	34,455
Round One Corp.	210,400	1,658,778
Ryohin Keikaku Company, Ltd.	26,000	2,704,760
Sanix, Inc. (I)(L)	63,500	648,287
Softbank Corp.	43,600	3,534,643
Sojitz Corp.	1,496,900	2,765,486
Sumitomo Corp.	658,500	8,153,593
Sumitomo Mitsui Company, Ltd. (I)(L)	1,422,000	1,730,256
Sumitomo Mitsui Financial Group, Inc.	2,300	113,920
Sumitomo Mitsui Trust Holdings, Inc.	376,000	1,849,707
Sumitomo Realty & Development Company, Ltd.	58,000	2,754,621
Taiheiyo Cement Corp.	492,000	1,990,275
Taisei Corp.	391,000	1,781,629
Takara Bio, Inc.	700	14,664
Takeda Pharmaceutical Company, Ltd.	138,989	6,755,788
The Daiei, Inc. (I)	181,158	600,031
Tokyo Electric Power Company, Inc. (I)	1,254,400	6,692,990
Tokyo Tatemono Company, Ltd. (I)	138,000	1,366,205
Tokyotokeiba Company, Ltd. (L)	153,000	607,712
TonenGeneral Sekiyu KK (L)	122,133	1,181,235
Tosoh Corp.	270,000	1,214,335
Toyobo Company, Ltd.	38,000	70,164
Toyota Motor Corp.	433,100	27,009,772
Toyota Tsusho Corp.	235,300	6,073,156
Unitika, Ltd. (I)	51,000	30,887
UNY Group Holdings Company, Ltd.	274,500	1,799,527
Wacom Company, Ltd.	184,800	1,294,607
Yahoo Japan Corp.	2,800	13,523
Yamada Denki Company, Ltd.	653,700	2,279,650

Luxembourg 0.2%		3,016,944

ArcelorMittal	176,147	3,016,944

Macau 0.4%		6,270,951

Sands China, Ltd.	830,000	6,270,951

Netherlands 5.4%		79,304,482

Aegon NV	617,095	5,482,704
Corbion NV (L)	59,709	1,282,316
Delta Lloyd NV	41,167	998,552
Heineken NV	224	15,212
ING Groep NV (I)	359,394	4,664,328
Koninklijke BAM Groep NV	275,141	1,309,096
Koninklijke KPN NV (I)	1,519,043	4,927,519
Koninklijke Philips Electronics NV	59,914	2,139,090

5

International Core Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Netherlands (continued)

PostNL NV (I)	448,010	$2,617,668
Royal Dutch Shell PLC, Class A	1,017,872	34,041,293
Royal Dutch Shell PLC, Class B	504,748	17,670,900
SNS REAAL NV (I)	69,009	0
Unilever NV	62,907	2,476,254
Wereldhave NV	22,008	1,679,550

New Zealand 0.4%		5,745,530

Chorus, Ltd.	466,859	579,475
Fletcher Building, Ltd.	326,939	2,425,044
Telecom Corp. of New Zealand, Ltd.	1,466,002	2,741,011

Norway 0.5%		7,957,285

Aker Solutions ASA	19,555	346,780
DNB ASA	86,249	1,521,495
Norwegian Air Shuttle ASA (I)	293	10,966
Statoil ASA	135,133	3,050,902
TGS-NOPEC Geophysical Company ASA	78,262	2,065,028
Vard Holdings, Ltd. (I)	277,000	176,698
Yara International ASA	18,052	785,416

Portugal 0.4%		6,439,409

EDP - Energias de Portugal SA	1,440,172	5,446,039
Portugal Telecom SGPS SA (L)	221,345	993,370

Singapore 0.5%		6,908,955

Ezion Holdings, Ltd.	536,000	896,019
Ezra Holdings, Ltd. (I)	895,000	936,679
Golden Agri-Resources, Ltd.	11,076,000	5,076,257

Spain 8.5%		124,352,102

ACS Actividades de Construccion y Servicios SA	104,765	3,378,402
Amadeus IT Holding SA, A Shares	69,907	2,614,660
Banco Bilbao Vizcaya Argentaria SA	1,281,570	15,305,818
Banco Santander SA (I)	4,548,339	40,341,781
Distribuidora Internacional de Alimentacion SA	299,383	2,739,984
Enagas SA	89,218	2,345,625
Ferrovial SA	60,765	1,148,516
Fomento de Construcciones y Contratas SA (I)	44,709	942,692
Gas Natural SDG SA	353,166	8,779,487
Grifols SA	429	19,590
Iberdrola SA	1,639,953	10,428,449
Repsol SA	284,157	7,461,261
Telefonica SA	1,757,626	28,845,837

Sweden 0.8%		11,497,178

Boliden AB	116,540	1,698,529
Investor AB, B Shares	114,424	3,732,132
NCC AB, B Shares	47,331	1,472,004
Skandinaviska Enskilda Banken AB, Series A	98,869	1,196,212
Svenska Cellulosa AB, B Shares	1,655	48,185
Svenska Handelsbanken AB, Class A	1,064	49,390
Swedbank AB, Class A	128,243	3,271,016
Telefonaktiebolaget LM Ericsson, B Shares	2,377	29,710

Switzerland 3.0%		44,509,252

ABB, Ltd. (I)	69,209	1,769,493
Actelion, Ltd. (I)	14,410	1,197,454

6

International Core Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Switzerland (continued)

Cie Financiere Richemont SA	21,074	$2,133,726
Credit Suisse Group AG (I)	80,301	2,382,403
Givaudan AG (I)	975	1,372,637
Novartis AG	177,333	13,994,163
Roche Holdings AG	45,986	12,791,664
Swiss Life Holding (I)	7,319	1,511,509
Swiss Re, Ltd. (I)	27,202	2,417,911
The Swatch Group AG	3,706	2,424,660
Zurich Insurance Group AG (I)	9,037	2,513,632

United Kingdom 21.1%		310,053,150

Aberdeen Asset Management PLC	316,599	2,539,000
Admiral Group PLC	32,047	651,653
Anglo American PLC	112,626	2,474,331
ARM Holdings PLC	198,248	3,294,311
Ashtead Group PLC	121,728	1,382,521
ASOS PLC (I)	17,470	1,654,999
Associated British Foods PLC	35,320	1,324,424
AstraZeneca PLC	614,171	35,204,250
Aviva PLC	378,604	2,653,972
BAE Systems PLC	1,515,937	10,599,238
Barclays PLC	2,689,573	11,916,084
BBA Aviation PLC	38,453	205,439
BG Group PLC	318,470	6,491,273
BHP Billiton PLC	354,868	10,770,309
BP PLC	5,386,419	42,409,252
BT Group PLC	1,005,758	6,139,000
Bunzl PLC	85,150	1,931,780
Darty PLC	110,231	157,726
Dixons Retail PLC (I)	3,639,914	3,053,523
Drax Group PLC	225,373	2,548,395
easyJet PLC	103,086	2,399,879
FirstGroup PLC	114,781	214,277
GlaxoSmithKline PLC	394,801	10,431,950
Halfords Group PLC	16,091	128,450
Home Retail Group PLC	1,030,875	3,209,567
Imperial Tobacco Group PLC	89,276	3,389,225
Intercontinental Hotels Group PLC	49,036	1,523,365
ITV PLC	1,171,742	3,642,227
Lancashire Holdings, Ltd.	84,073	1,083,330
Lloyds Banking Group PLC (I)	10,494,537	13,245,559
Micro Focus International PLC	2,428	32,429
Mondi PLC	76,067	1,246,394
Next PLC	73,550	6,603,258
Persimmon PLC (I)	66,514	1,262,115
Premier Foods PLC (I)	222,106	442,397
Prudential PLC	399,511	8,533,693
Reckitt Benckiser Group PLC	55,555	4,452,302
Reed Elsevier PLC	99,877	1,443,019
Rio Tinto PLC	463,754	24,632,938
Rolls-Royce Holdings PLC (I)	327,637	6,605,878
Royal Bank of Scotland Group PLC (I)	7,852	41,870
Spectris PLC	63,309	2,519,485
SSE PLC	76,548	1,661,947
Standard Life PLC	316,776	1,820,718
Taylor Wimpey PLC	578,401	1,005,449
Tesco PLC	1,063,974	6,056,256

7

International Core Fund
As of 11-30-13 (Unaudited)

		Shares	Value
United Kingdom (continued)

Thomas Cook Group PLC (I)		1,285,875	$3,647,556
Trinity Mirror PLC (I)		128,570	381,639
Tullett Prebon PLC		163,661	895,671
Unilever PLC		76,275	3,078,000
Vodafone Group PLC (I)		9,598,310	35,582,436
WH Smith PLC		89,749	1,386,607
Whitbread PLC		26,199	1,528,831
William Hill PLC		532,052	3,352,065
WPP PLC		234,301	5,170,888

United States 0.3%			4,421,223

Valeant Pharmaceuticals International, Inc. (I)		40,300	4,421,223

Preferred Securities 0.7%			$10,744,991

(Cost $7,539,251)

Germany 0.7%			10,698,966

Porsche Automobil Holding SE		69,062	7,026,114
Volkswagen AG		13,846	3,672,852

United Kingdom 0.0%			46,025

Rolls-Royce Holdings PLC, C Shares (I)		28,127,418	46,025

Rights 0.0%			$178,913

(Cost $0)

Alcatel-Lucent (I)		627,000	178,913

	Yield (%)	Shares	Value

Securities Lending Collateral 3.2%			$46,510,795

(Cost $46,511,459)

John Hancock Collateral Investment Trust (W)	0.1849(Y)	4,647,315	46,510,795

Short-Term Investments 3.0%			$43,395,879

(Cost $43,395,879)

Money Market Funds 3.0%			43,395,879

State Street Institutional Treasury Money Market Fund	0.0000(Y)	43,395,879	43,395,879

Total investments (Cost $1,282,350,793)† 102.5%			$1,503,834,550

Other assets and liabilities, net (2.5%)			($36,629,834)

Total net assets 100.0%			$1,467,204,716

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

Notes to the Schedule of Investments

(I) Non-income producing security.

(L) A portion of this security is on loan as of 11-30-13. The value of securities on loan amounted to $44,141,026.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 11-30-13.

8

International Core Fund
As of 11-30-13 (Unaudited)

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $1,347,750,810. Net unrealized appreciation aggregated $156,083,740, of which $180,066,281 related to appreciated investment securities and $23,982,541 related to depreciated investment securities.

The Fund had the following sector allocation as a percentage of net assets on 11-30-13.

Financials	19.6%
Consumer Discretionary	14.1%
Energy	14.1%
Industrials	10.7%
Telecommunication Services	9.2%
Health Care	7.7%
Utilities	7.2%
Materials	6.8%
Consumer Staples	3.6%
Information Technology	3.3%
Short-Term Investments & Other	3.7%

Total	100.0%

9

International Core Fund
As of 11-30-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of certain foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/13	Price	Inputs	Inputs
Common Stocks
Australia	$72,561,895	—	$72,561,895	—
Austria	7,283,075	—	7,283,075	—
Belgium	12,870,641	—	12,870,641	—
Canada	13,770,615	$13,770,615	—	—
China	3,466,380	—	3,466,380	—
Denmark	4,675,683	—	4,675,683	—
Finland	21,222,165	—	21,222,165	—
France	185,545,393	—	185,545,393	—
Germany	88,705,323	—	88,705,323	—
Greece	2,308,774	—	2,308,774	—
Hong Kong	30,229,089	—	30,229,089	—
Ireland	298,106	—	298,106	—
Isle of Man	1,397,790	—	1,397,790	—
Israel	4,549,886	—	4,549,886	—
Italy	76,036,504	—	76,036,504	—
Japan	267,606,192	—	267,606,192	—
Luxembourg	3,016,944	—	3,016,944	—
Macau	6,270,951	—	6,270,951	—
Netherlands	79,304,482	—	79,304,482	—

10

International Core Fund
As of 11-30-13 (Unaudited)

New Zealand	5,745,530	—	5,745,530	—
Norway	7,957,285	—	7,957,285	—
Portugal	6,439,409	—	6,439,409	—
Singapore	6,908,955	—	6,908,955	—
Spain	124,352,102	—	124,352,102	—
Sweden	11,497,178	—	11,497,178	—
Switzerland	44,509,252	—	44,509,252	—
United Kingdom	310,053,150	—	310,053,150	—
United States	4,421,223	4,421,223	—	—
Preferred Securities
Germany	10,698,966	—	10,698,966	—
United Kingdom	46,025	—	46,025	—
Rights	178,913	178,913	—	—
Securities Lending Collateral	46,510,795	46,510,795	—	—
Short-Term Investments	43,395,879	43,395,879	—	—

Total Investments in Securities	$1,503,834,550	$108,277,425	$1,395,557,125	—
Other Financial Instruments:
Futures	$2,616,629	$1,998,402	$618,227	—
Forwards	($978,032)	—	($978,032)	—

DERIVATIVE INSTRUMENTS The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund are exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a predetermined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2013, the Fund used futures contracts to gain exposure to certain securities markets. The following table summarizes the contracts held at November 30, 2013.

						Unrealized
	Number of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

DAX Index Futures	101	Long	Dec 2013	$29,564,118	$32,288,879	$2,724,761
SPI 200 Index Futures	6	Long	Dec 2013	716,766	727,609	10,843
TOPIX Index Futures	72	Long	Dec 2013	8,237,898	8,856,125	618,227
S&P/TSX 60 Index Futures	80	Short	Dec 2013	(10,956,930)	(11,694,132)	(737,202)

				$27,561,852	$30,178,481	$2,616,629

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it

11

International Core Fund
As of 11-30-13 (Unaudited)

was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2013, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at November 30, 2013.

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counter Party	Date	Appreciation	Depreciation	(Depreciation)

CHF	7,285,000	USD	8,066,749	Bank of America N.A.	12/5/2013	-	($29,292)	($29,292)
CHF	1,246,125	USD	1,380,165	Barclays Bank PLC Wholesale	12/5/2013	-	(5,330)	(5,330)
CHF	6,975,655	USD	7,762,199	Brown Brothers Harriman & Company	12/5/2013	-	(66,039)	(66,039)
CHF	5,870,802	USD	6,538,479	Deutsche Bank AG London	12/5/2013	-	(61,291)	(61,291)
CHF	8,357,010	USD	9,299,516	JPMorgan Chase Bank	12/5/2013	-	(79,323)	(79,323)
CHF	7,196,602	USD	8,007,025	Morgan Stanley & Company International PLC	12/5/2013	-	(67,097)	(67,097)
CHF	4,485,557	USD	4,992,328	State Street Bank and Trust Company	12/5/2013	-	(43,465)	(43,465)
HKD	44,732,320	USD	5,770,349	Bank of America N.A.	12/5/2013	-	(293)	(293)
HKD	64,103,389	USD	8,269,164	Bank of New York	12/5/2013	-	(419)	(419)
HKD	54,917,553	USD	7,084,184	Barclays Bank PLC Wholesale	12/5/2013	-	(327)	(327)
HKD	58,456,799	USD	7,541,032	Brown Brothers Harriman & Company	12/5/2013	-	(645)	(645)
HKD	22,522,100	USD	2,905,406	Deutsche Bank AG London	12/5/2013	-	(264)	(264)
HKD	51,676,204	USD	6,665,674	JPMorgan Chase Bank	12/5/2013	$79	-	79
HKD	54,917,553	USD	7,084,312	Morgan Stanley & Company International PLC	12/5/2013	-	(455)	(455)
HKD	81,092,551	USD	10,460,761	State Street Bank and Trust Company	12/5/2013	-	(571)	(571)
JPY	699,745,841	USD	7,122,523	Bank of America N.A.	12/5/2013	-	(291,946)	(291,946)
JPY	862,804,280	USD	8,770,386	Bank of New York	12/5/2013	-	(348,113)	(348,113)
JPY	862,804,281	USD	8,809,681	Barclays Bank PLC Wholesale	12/5/2013	-	(387,411)	(387,411)
JPY	397,195,633	USD	4,042,823	Brown Brothers Harriman & Company	12/5/2013	-	(165,594)	(165,594)
JPY	699,745,840	USD	7,131,335	Deutsche Bank AG London	12/5/2013	-	(300,758)	(300,758)
JPY	599,782,149	USD	6,175,045	JPMorgan Chase Bank	12/5/2013	-	(320,265)	(320,265)
JPY	397,195,633	USD	4,037,723	Morgan Stanley & Company International PLC	12/5/2013	-	(160,493)	(160,493)
JPY	264,797,088	USD	2,690,262	State Street Bank and Trust Company	12/5/2013	-	(105,442)	(105,442)
SGD	15,474,418	USD	12,493,122	Bank of America N.A.	12/5/2013	-	(161,415)	(161,415)
SGD	3,337,439	USD	2,698,150	Bank of New York	12/5/2013	-	(38,514)	(38,514)
SGD	9,439,547	USD	7,619,051	Barclays Bank PLC Wholesale	12/5/2013	-	(96,589)	(96,589)
SGD	3,401,621	USD	2,718,711	Brown Brothers Harriman & Company	12/5/2013	-	(7,928)	(7,928)
SGD	3,968,559	USD	3,182,580	Deutsche Bank AG London	12/5/2013	-	(19,998)	(19,998)
SGD	1,942,000	USD	1,567,974	JPMorgan Chase Bank	12/5/2013	-	(20,376)	(20,376)
SGD	12,620,768	USD	10,170,416	Morgan Stanley & Company International PLC	12/5/2013	-	(112,810)	(112,810)
SGD	3,752,879	USD	3,032,946	Royal Bank of Scotland PLC	12/5/2013	-	(42,242)	(42,242)
SGD	11,058,671	USD	8,938,828	State Street Bank and Trust Company	12/5/2013	-	(126,071)	(126,071)
USD	3,954,860	AUD	4,102,760	Bank of America N.A.	12/5/2013	220,801	-	220,801
USD	4,169,343	AUD	4,325,045	Barclays Bank PLC Wholesale	12/5/2013	232,976	-	232,976
USD	1,832,626	AUD	1,897,502	Brown Brothers Harriman & Company	12/5/2013	105,647	-	105,647

12

International Core Fund
As of 11-30-13 (Unaudited)

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counter Party	Date	Appreciation	Depreciation	(Depreciation)

USD	4,318,203	AUD	4,462,788	Morgan Stanley & Company International PLC	12/5/2013	256,471	-	256,471
USD	2,180,502	AUD	2,251,608	State Street Bank and Trust Company	12/5/2013	131,239	-	131,239
USD	3,110,285	CAD	3,208,197	Bank of America N.A.	12/5/2013	91,170	-	91,170
USD	1,052,430	CAD	1,084,198	Bank of New York	12/5/2013	32,132	-	32,132
USD	5,083,501	CAD	5,242,040	Barclays Bank PLC Wholesale	12/5/2013	150,412	-	150,412
USD	811,461	CAD	835,807	Morgan Stanley & Company International PLC	12/5/2013	24,914	-	24,914
USD	1,396,772	CAD	1,439,388	Royal Bank of Scotland PLC	12/5/2013	42,218	-	42,218
USD	4,301,488	CAD	4,432,619	State Street Bank and Trust Company	12/5/2013	130,115	-	130,115
USD	8,753,828	EUR	6,399,395	Bank of America N.A.	12/5/2013	58,333	-	58,333
USD	18,938,377	EUR	13,792,725	Bank of New York	12/5/2013	196,828	-	196,828
USD	12,818,745	EUR	9,423,425	Barclays Bank PLC Wholesale	12/5/2013	14,200	-	14,200
USD	11,447,288	EUR	8,338,399	Brown Brothers Harriman & Company	12/5/2013	117,074	-	117,074
USD	13,667,689	EUR	10,024,692	Deutsche Bank AG London	12/5/2013	46,141	-	46,141
USD	8,957,018	EUR	6,524,444	JPMorgan Chase Bank	12/5/2013	91,606	-	91,606
USD	11,766,821	EUR	8,641,563	Morgan Stanley & Company International PLC	12/5/2013	24,669	-	24,669
USD	5,525,774	EUR	4,020,944	Royal Bank of Scotland PLC	12/5/2013	62,117	-	62,117
USD	13,996,912	EUR	10,185,869	State Street Bank and Trust Company	12/5/2013	156,357	-	156,357
USD	5,977,888	GBP	3,706,367	Bank of America N.A.	12/5/2013	-	(86,753)	(86,753)
USD	2,961,382	GBP	1,831,892	Bank of New York	12/5/2013	-	(36,100)	(36,100)
USD	8,199,331	GBP	5,083,091	Barclays Bank PLC Wholesale	12/5/2013	-	(118,011)	(118,011)
USD	2,931,405	GBP	1,813,573	Brown Brothers Harriman & Company	12/5/2013	-	(36,102)	(36,102)
USD	11,455,096	GBP	7,108,899	Deutsche Bank AG London	12/5/2013	-	(177,028)	(177,028)
USD	3,576,435	GBP	2,212,542	Morgan Stanley & Company International PLC	12/5/2013	-	(43,896)	(43,896)
USD	1,710,064	NOK	10,141,365	Bank of America N.A.	12/5/2013	54,949	-	54,949
USD	1,118,737	NOK	6,638,999	Brown Brothers Harriman & Company	12/5/2013	35,223	-	35,223
USD	2,747,536	NOK	16,306,043	JPMorgan Chase Bank	12/5/2013	86,318	-	86,318
USD	3,091,272	NZD	3,666,146	Bank of America N.A.	12/5/2013	109,097	-	109,097
USD	3,091,723	NZD	3,666,146	Barclays Bank PLC Wholesale	12/5/2013	109,548	-	109,548

						$2,580,634	($3,558,666)	($978,032)

For additional information on the funds significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

13

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock International Core Fund.

66Q3 11/13
1/14

John Hancock Investments

John Hancock International Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2013

International Growth Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Common Stocks 91.7%		$346,305,452

(Cost $295,399,387)

Australia 6.3%		23,858,906

BHP Billiton, Ltd.	109,386	3,727,403
Coca-Cola Amatil, Ltd.	31,366	344,694
Commonwealth Bank of Australia	14,660	1,036,937
CSL, Ltd.	36,664	2,292,298
Flight Centre, Ltd.	6,088	269,152
Fortescue Metals Group, Ltd.	38,395	198,218
Insurance Australia Group, Ltd.	107,444	591,355
JB Hi-Fi, Ltd.	15,392	285,639
Myer Holdings, Ltd.	81,628	212,128
National Australia Bank, Ltd.	64,179	2,018,249
Primary Health Care, Ltd.	36,410	165,365
QBE Insurance Group, Ltd.	52,420	745,147
Rio Tinto, Ltd.	40,878	2,453,704
Suncorp Group, Ltd.	46,505	557,812
Telstra Corp., Ltd.	402,580	1,852,329
Westpac Banking Corp.	81,951	2,450,094
Woodside Petroleum, Ltd.	36,849	1,252,919
Woolworths, Ltd.	111,178	3,405,463

Austria 0.2%		886,555

Erste Group Bank AG	25,227	886,555

Belgium 1.1%		4,062,622

Ageas	28,697	1,207,176
Anheuser-Busch InBev NV	8,128	827,870
Bekaert SA	6,462	234,762
Colruyt SA	9,793	551,749
Delhaize Group SA	10,119	588,690
KBC Groep NV	6,388	363,363
Umicore SA	6,474	289,012

Bermuda 0.2%		783,994

Seadrill, Ltd.	18,443	783,994

Canada 2.3%		8,774,576

Canadian National Railway Company	29,400	3,315,887
Canadian Pacific Railway, Ltd.	9,600	1,480,363
Enbridge, Inc. (L)	25,500	1,052,830
Magna International, Inc. (L)	17,700	1,442,753
Rogers Communications, Inc., Class B (L)	19,900	893,538
Saputo, Inc.	6,600	303,058
Tim Hortons, Inc.	4,900	286,147

China 0.2%		881,487

AAC Technologies Holdings, Inc.	139,500	633,266
Yangzijiang Shipbuilding Holdings, Ltd.	267,000	248,221

Denmark 2.5%		9,513,777

Chr Hansen Holding A/S	5,419	198,584
Coloplast A/S	19,346	1,268,770
GN Store Nord A/S	16,452	392,258
Novo Nordisk A/S, Class B	30,627	5,471,939
Novozymes A/S, B Shares	22,344	862,419
Pandora A/S	11,374	587,974

1

International Growth Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Denmark (continued)

Vestas Wind Systems A/S (I)	25,842	$731,833

Finland 1.5%		5,711,605

Fortum OYJ	30,251	692,044
Kone OYJ (L)	20,744	1,904,720
Neste Oil OYJ (L)	15,107	288,443
Nokia OYJ (I)	107,229	865,819
Nokian Renkaat OYJ	4,607	227,631
Orion OYJ, Series B	7,034	185,191
Sampo OYJ, Class A	22,915	1,067,273
Wartsila OYJ Abp	9,822	480,484

France 5.9%		22,095,101

Air France KLM (I)(L)	39,924	412,190
Alcatel-Lucent (I)(L)	150,801	647,019
AXA SA	69,614	1,823,221
Bureau Veritas SA	31,147	924,014
Carrefour SA	18,872	742,278
Casino Guichard Perrachon SA	5,596	624,448
Credit Agricole SA (I)	49,523	619,167
Danone SA	9,000	652,581
Dassault Systemes SA	5,918	678,902
Electricite de France SA	4,515	167,904
Essilor International SA	12,853	1,346,873
European Aeronautic Defence & Space Company NV	40,368	2,861,481
ICADE	2,013	184,445
Iliad SA	3,785	894,794
Kering	1,405	311,585
L'Oreal SA	16,701	2,791,249
Neopost SA	2,825	220,570
Peugeot SA (I)(L)	26,676	422,425
Publicis Groupe SA	13,782	1,218,133
Remy Cointreau SA	3,572	304,325
Renault SA	2,343	207,270
Safran SA	13,426	882,832
Sanofi	4,744	501,061
Societe BIC SA	1,609	197,087
Societe Generale SA	18,240	1,045,460
Suez Environnement Company	12,205	209,545
Teleperformance SA	5,063	288,106
Valeo SA	2,920	309,580
Vallourec SA	2,597	147,170
Wendel SA	3,317	459,386

Germany 5.6%		21,076,209

Adidas AG	1,979	240,649
Allianz SE	217	37,591
Aurubis AG	4,829	284,378
Bayer AG	9,941	1,326,133
Beiersdorf AG	6,986	707,915
Continental AG	3,987	832,007
Daimler AG	38,379	3,180,052
Deutsche Lufthansa AG (I)	36,108	784,011
Deutsche Post AG	43,590	1,541,617
Duerr AG	7,564	659,649
Fielmann AG	2,442	279,029
Freenet AG (I)	30,030	851,595

2

International Growth Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Germany (continued)

Hannover Rueckversicherung AG	5,955	$495,565
Henkel AG & Company, KGaA	5,624	556,355
Hochtief AG	2,986	263,458
KUKA AG	4,105	192,491
Merck KGaA	3,884	672,994
Metro AG	4,313	216,132
Muenchener Rueckversicherungs AG	8,930	1,952,921
ProSiebenSat.1 Media AG	2,159	96,966
Salzgitter AG	5,063	219,570
SAP AG	32,155	2,662,470
Sky Deutschland AG (I)	73,482	751,660
Software AG	5,001	190,992
Stada Arzneimittel AG	6,758	348,471
Symrise AG	4,781	211,759
ThyssenKrupp AG (I)	13,298	347,327
TUI AG (I)	20,426	296,458
Volkswagen AG	2,689	698,479
Wacker Chemie AG (L)	1,669	177,515

Greece 0.0%		105,401

Hellenic Telecommunications Organization SA (I)	8,493	105,401

Guernsey, Channel Islands 0.1%		319,894

Resolution, Ltd.	57,161	319,894

Hong Kong 2.1%		7,792,631

AIA Group, Ltd.	44,800	226,648
ASM Pacific Technology, Ltd.	9,800	81,468
Cheung Kong Infrastructure Holdings, Ltd.	34,000	223,420
CLP Holdings, Ltd.	47,000	385,255
Galaxy Entertainment Group, Ltd. (I)	235,000	1,839,171
Hang Seng Bank, Ltd.	34,800	566,825
Hong Kong & China Gas Company, Ltd.	458,580	1,082,524
Hong Kong Exchanges & Clearing, Ltd.	24,583	433,494
Hong Kong Land Holdings, Ltd.	41,000	242,489
Luk Fook Holdings International, Ltd.	21,000	77,237
Noble Group, Ltd.	375,000	330,559
Power Assets Holdings, Ltd.	108,000	879,390
Sun Hung Kai Properties, Ltd.	20,000	257,593
Wharf Holdings, Ltd.	98,000	813,941
Xinyi Glass Holdings Company, Ltd.	334,000	352,617

Ireland 0.9%		3,433,819

Elan Corp. PLC (I)	21,034	380,500
Experian PLC	49,111	905,558
Kerry Group PLC	13,229	848,319
Paddy Power PLC	9,582	736,479
Shire PLC	3,762	170,459
Smurfit Kappa Group PLC	16,529	392,504

Isle of Man 0.1%		274,832

Playtech, Ltd.	24,027	274,832

Israel 0.7%		2,595,881

Bezeq The Israeli Telecommunication Corp., Ltd. (I)	145,049	242,354
Teva Pharmaceutical Industries, Ltd.	58,139	2,353,527

3

International Growth Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Italy 1.1%		$4,079,937

Assicurazioni Generali SpA	42,092	965,217
Atlantia SpA	17,960	399,718
Azimut Holding SpA	25,982	663,218
Fiat SpA (I)	105,477	836,755
Mediaset SpA (I)	26,790	121,361
Mediolanum SpA	20,159	178,106
Saipem SpA	6,207	139,305
UniCredit SpA	88,582	637,792
Unione di Banche Italiane SCPA	20,494	138,465

Japan 17.6%		66,446,824

3-D Matrix, Ltd. (I)(L)	8,200	213,567
ABC-MART, Inc.	6,900	314,790
Adastria Holdings Company, Ltd.	2,680	106,532
Aeon Company, Ltd.	24,300	327,239
Aeon Mall Company, Ltd.	6,400	184,179
Anritsu Corp.	20,100	238,945
Asahi Kasei Corp.	53,000	418,447
Astellas Pharma, Inc.	16,700	988,002
Bridgestone Corp.	17,600	645,327
Calbee, Inc.	7,900	200,656
Central Japan Railway Company, Ltd.	3,500	421,555
Chugai Pharmaceutical Company, Ltd.	25,000	597,510
COLOPL, Inc. (I)(L)	11,500	282,882
Crooz Inc	2,700	93,650
Daihatsu Motor Company, Ltd.	12,300	225,368
Dainippon Sumitomo Pharma Company, Ltd.	6,600	95,171
Daito Trust Construction Company, Ltd.	11,100	1,054,117
Daiwa Securities Group, Inc.	139,000	1,352,539
Eisai Company, Ltd.	11,000	429,929
FANUC Corp.	5,700	960,468
Fast Retailing Company, Ltd.	3,400	1,290,561
Fuji Heavy Industries, Ltd.	68,500	1,938,074
Hino Motors, Ltd.	36,000	559,159
Hirose Electric Company, Ltd.	1,300	198,949
Hisamitsu Pharmaceutical Company, Inc.	11,300	599,469
Hitachi, Ltd.	161,000	1,184,337
Hoya Corp.	28,500	769,772
Idemitsu Kosan Company, Ltd.	1,500	134,809
IHI Corp.	74,000	309,713
Iida Group Holdings Company, Ltd. (I)	3,400	68,402
ITO EN, Ltd.	10,800	233,360
ITOCHU Corp.	77,200	974,967
Izumi Company, Ltd.	12,000	364,134
Japan Exchange Group, Inc.	7,900	211,263
Japan Real Estate Investment Corp.	28	295,925
Japan Tissue Engineering Co Ltd. (I)	10	42,796
Japan Tobacco, Inc.	14,600	493,735
JFE Holdings, Inc.	27,800	625,800
JGC Corp.	12,000	447,487
Kakaku.com, Inc.	26,700	489,065
Kao Corp.	31,000	1,019,490
Kawasaki Kisen Kaisha, Ltd. (I)	101,000	239,886
KDDI Corp.	26,300	1,653,511
Keio Corp.	36,000	239,003
Keyence Corp.	4,500	1,809,339
Kintetsu Corp.	98,000	343,732

4

International Growth Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Kobe Steel, Ltd. (I)	235,000	$404,523
Kubota Corp.	44,000	753,621
Lawson, Inc.	6,200	454,950
Makita Corp.	6,600	329,746
Matsui Securities Company, Ltd.	30,700	353,165
Mazda Motor Corp. (I)	388,000	1,787,215
Medinet Company, Ltd. (I)	390	180,801
Medipal Holdings Corp.	23,600	315,031
Mitsubishi Estate Company, Ltd.	12,000	333,664
Mitsubishi Heavy Industries, Ltd.	95,000	610,182
Mitsui Engineering & Shipbuilding Company, Ltd.	78,000	160,092
Mitsui Fudosan Company, Ltd.	17,000	577,685
Mizuho Financial Group, Inc.	9,100	19,122
Monex Group, Inc.	25,100	101,649
Murata Manufacturing Company, Ltd.	8,300	714,947
NEC Corp.	233,000	513,288
Nidec Corp.	2,600	251,378
Nippon Building Fund, Inc.	18	211,678
Nitori Holdings Company, Ltd.	8,700	806,017
Nitto Denko Corp.	6,700	341,273
Nomura Holdings, Inc.	181,300	1,441,819
Nomura Research Institute, Ltd.	16,500	541,748
NTT DOCOMO, Inc.	36,600	585,964
Odakyu Electric Railway Company, Ltd.	68,000	605,718
OJI Holdings Corp.	48,000	226,212
Ono Pharmaceutical Company, Ltd.	6,900	523,198
Oracle Corp. Japan	4,500	177,273
Oriental Land Company, Ltd.	3,100	456,471
Panasonic Corp. (I)	47,600	546,748
Park24 Company, Ltd.	19,700	372,162
Rakuten, Inc.	15,700	241,623
Ricoh Company, Ltd.	32,000	367,521
Santen Pharmaceutical Company, Ltd.	11,100	528,598
Sawai Pharmaceutical Company, Ltd.	3,800	262,356
SBI Holdings, Inc.	16,300	226,224
Secom Company, Ltd.	6,000	370,734
Sekisui House, Ltd.	13,000	179,570
Seven Bank, Ltd.	90,000	311,315
Sharp Corp. (I)	43,000	140,860
Shimamura Company, Ltd.	5,100	523,641
Shimano, Inc.	9,900	879,928
Shinsei Bank, Ltd.	79,000	195,394
Shionogi & Company, Ltd.	13,300	292,810
SMC Corp.	1,600	385,843
Softbank Corp.	5,300	429,670
Stanley Electric Company, Ltd.	16,900	372,474
Start Today Company, Ltd.	2,700	69,293
Sumitomo Metal Mining Company, Ltd.	15,000	199,907
Sumitomo Mitsui Financial Group, Inc.	700	34,671
Sumitomo Mitsui Trust Holdings, Inc.	87,000	427,991
Sumitomo Realty & Development Company, Ltd.	14,000	664,908
Sumitomo Rubber Industries, Ltd.	21,000	297,005
Suzuken Company, Ltd.	4,000	136,014
Sysmex Corp.	9,600	624,991
Taisei Corp.	50,000	227,830
Taiyo Yuden Company, Ltd.	5,700	73,159
Takara Bio, Inc.	6,000	125,691

5

International Growth Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Japan (continued)

Takeda Pharmaceutical Company, Ltd.	21,700	$1,054,764
Terumo Corp.	19,100	999,368
The Dai-ichi Life Insurance Company, Ltd.	51,600	809,888
Tobu Railway Company, Ltd.	83,000	405,573
Tokyo Electric Power Company, Inc. (I)	68,100	363,355
Tokyo Gas Company, Ltd.	33,000	164,058
Tokyotokeiba Company, Ltd.	67,000	266,122
Toshiba Corp.	160,000	691,010
Tosoh Corp.	51,000	229,374
Toyo Suisan Kaisha, Ltd.	6,000	174,618
Toyota Boshoku Corp.	7,000	96,486
Toyota Motor Corp.	145,100	9,048,991
Trend Micro, Inc.	12,300	482,174
Tsumura & Company, Ltd.	14,300	388,168
Tsuruha Holdings, Inc.	2,100	193,268
Unicharm Corp.	10,300	652,251
USS Company, Ltd.	25,800	354,685
Wacom Company, Ltd.	37,000	259,202
Yahoo Japan Corp.	132,100	638,010
Yamaha Motor Company, Ltd.	12,600	200,487

Luxembourg 0.3%		1,224,521

Millicom International Cellular SA,SDR	6,046	541,682
SES SA	23,049	682,839

Macau 0.3%		1,133,304

Sands China, Ltd.	150,000	1,133,304

Netherlands 2.7%		9,969,792

ASML Holding NV	2,919	272,438
Heineken NV	9,439	641,011
ING Groep NV (I)	73,080	948,455
Koninklijke Ahold NV	27,216	495,468
Koninklijke Philips Electronics NV	12,696	453,281
Randstad Holdings NV	5,281	328,195
Reed Elsevier NV	29,059	619,741
Unilever NV	157,790	6,211,203

New Zealand 0.1%		336,613

Telecom Corp. of New Zealand, Ltd.	180,034	336,613

Norway 0.6%		2,373,665

DNB ASA	39,468	696,244
Marine Harvest ASA	165,869	190,908
Norwegian Air Shuttle ASA (I)(L)	8,513	318,599
Statoil ASA	42,003	948,303
TGS-NOPEC Geophysical Company ASA	8,323	219,611

Portugal 0.1%		245,049

Jeronimo Martins SGPS SA	5,448	112,274
Zon Optimus SGPS SA	18,339	132,775

Singapore 1.9%		7,083,385

Ezion Holdings, Ltd.	122,400	204,613
Golden Agri-Resources, Ltd.	332,000	152,159
Keppel Corp., Ltd.	42,400	382,338
Oversea-Chinese Banking Corp., Ltd.	161,006	1,340,524
SATS, Ltd.	86,000	220,047

6

International Growth Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Singapore (continued)

SembCorp Industries, Ltd.	75,000	$322,905
Singapore Exchange, Ltd.	92,000	530,437
Singapore Press Holdings, Ltd.	156,000	529,164
Singapore Technologies Engineering, Ltd.	202,000	649,545
Singapore Telecommunications, Ltd.	553,000	1,641,024
StarHub, Ltd.	133,000	450,172
United Overseas Bank, Ltd.	32,000	533,987
Yanlord Land Group, Ltd.	130,000	126,470

Spain 1.8%		6,885,757

Amadeus IT Holding SA, A Shares	28,823	1,078,037
Banco Bilbao Vizcaya Argentaria SA	1,127	13,460
Distribuidora Internacional de Alimentacion SA	70,883	648,729
Enagas SA	14,671	385,714
Ferrovial SA	43,485	821,908
Gamesa Corporacion Tecnologica SA (I)	33,540	329,682
Gas Natural SDG SA	22,079	548,870
Grifols SA	5,602	255,808
Iberdrola SA	39,367	250,334
Inditex SA	10,240	1,631,059
Red Electrica Corp. SA	9,922	635,371
Repsol SA	10,922	286,785

Sweden 2.6%		9,926,926

Boliden AB	13,663	199,133
Hennes & Mauritz AB, B Shares	98,611	4,174,449
Investment AB Kinnevik, B Shares	14,269	560,280
Investor AB, B Shares	39,998	1,304,602
Nordea Bank AB	20,932	270,081
Scania AB, Series B	18,730	370,567
Skandinaviska Enskilda Banken AB, Series A	62,551	756,802
Svenska Cellulosa AB, B Shares	22,945	668,033
Swedbank AB, Class A	47,808	1,219,410
Telefonaktiebolaget LM Ericsson, B Shares	32,288	403,569

Switzerland 10.9%		41,154,434

ABB, Ltd. (I)	35,012	895,165
Actelion, Ltd. (I)	12,625	1,049,123
Cie Financiere Richemont SA	18,567	1,879,895
Credit Suisse Group AG (I)	36,379	1,079,307
Geberit AG (I)	3,874	1,138,096
Georg Fischer AG (I)	47	32,399
Givaudan AG (I)	339	477,255
Glencore Xstrata PLC (I)	72,984	368,059
Holcim, Ltd. (I)	2,704	195,429
Kuehne & Nagel International AG	2,295	296,827
Nestle SA	138,029	10,073,400
Novartis AG	43,739	3,451,646
Pargesa Holding SA	495	38,262
Partners Group Holding AG	2,715	676,068
Roche Holdings AG	45,475	12,649,522
Schindler Holding AG, Participation Certificates	3,161	435,772
SGS SA	527	1,186,439
Sonova Holding AG (I)	2,049	285,130
Straumann Holding AG	870	161,609
Swiss Life Holding (I)	2,946	608,404
Swisscom AG	1,166	594,979

7

International Growth Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Switzerland (continued)

Syngenta AG	2,158	$845,905
The Swatch Group AG	3,587	399,653
The Swatch Group AG, Bearer Shares	2,691	1,760,594
Transocean, Ltd.	11,444	575,496

United Kingdom 21.4%		80,984,843

Aberdeen Asset Management PLC	104,415	837,367
Admiral Group PLC	27,219	553,479
Aggreko PLC	13,391	351,193
Anglo American PLC	21,574	473,969
ARM Holdings PLC	86,017	1,429,355
Ashmore Group PLC	62,213	399,855
Ashtead Group PLC	38,841	441,135
ASOS PLC (I)	7,047	667,589
Associated British Foods PLC	16,949	635,551
AstraZeneca PLC	9,400	538,808
Babcock International Group PLC	25,143	538,890
Barclays PLC	155,977	691,052
Barratt Developments PLC	87,193	468,503
BG Group PLC (I)	189,681	3,866,208
BHP Billiton PLC	13,750	417,315
British American Tobacco PLC	163,859	8,721,570
British Sky Broadcasting Group PLC	27,721	371,426
BT Group PLC	289,475	1,766,913
Bunzl PLC	33,802	766,859
Burberry Group PLC	22,593	564,359
Capita PLC	40,663	663,185
Cobham PLC	127,743	552,370
Croda International PLC	7,394	281,079
Diageo PLC	173,614	5,533,426
easyJet PLC	27,403	637,952
GlaxoSmithKline PLC	433,943	11,466,211
ICAP PLC	22,591	153,029
IG Group Holdings PLC	28,796	275,116
IMI PLC	17,862	427,949
Imperial Tobacco Group PLC	4,477	169,962
Intercontinental Hotels Group PLC	21,799	677,213
International Consolidated Airlines Group SA (I)	43,184	259,074
Intertek Group PLC	10,261	508,922
ITV PLC	332,685	1,034,114
John Wood Group PLC	16,235	210,870
Legal & General Group PLC	33,052	115,641
Lloyds Banking Group PLC (I)	3,174,566	4,006,742
Micro Focus International PLC	16,598	221,690
Mondi PLC	21,007	344,210
Next PLC	14,704	1,320,113
Persimmon PLC (I)	20,685	392,501
Prudential PLC	133,277	2,846,843
Reckitt Benckiser Group PLC	54,117	4,337,058
Reed Elsevier PLC	51,688	746,786
Rightmove PLC	13,714	568,865
Rio Tinto PLC	95,459	5,070,437
Rolls-Royce Holdings PLC (I)	76,567	1,543,758
Smith & Nephew PLC	40,331	537,316
Smiths Group PLC	18,535	416,588
Spectris PLC	11,411	454,119
Standard Chartered PLC	53,110	1,258,242

8

International Growth Fund
As of 11-30-13 (Unaudited)

		Shares	Value
United Kingdom (continued)

Standard Life PLC		126,439	$726,727
Taylor Wimpey PLC		273,323	475,124
Telecity Group PLC		22,241	255,185
The Sage Group PLC		45,352	258,480
UBM PLC		12,410	138,052
Unilever PLC		74,338	2,999,834
Vodafone Group PLC (I)		425,619	1,577,836
Whitbread PLC		13,310	776,699
William Hill PLC		110,262	694,679
WPP PLC		70,208	1,549,450

United States 0.6%			2,293,112

Valeant Pharmaceuticals International, Inc. (I)		20,902	2,293,112

Preferred Securities 0.8%			$3,146,402

(Cost $2,507,943)

Germany 0.8%			3,137,103

Bayerische Motoren Werke AG		3,951	342,451
Fuchs Petrolub AG		3,241	306,206
Volkswagen AG		9,381	2,488,446

United Kingdom 0.0%			9,299

Rolls-Royce Holdings PLC, C Shares (I)		5,683,052	9,299

	Yield (%)	Shares	Value

Securities Lending Collateral 1.8%			$6,754,585

(Cost $6,754,275)

John Hancock Collateral Investment Trust (W)	0.1849(Y)	674,912	6,754,585

Short-Term Investments 6.4%			$24,301,420

(Cost $24,301,420)

Money Market Funds 6.4%			24,301,420

State Street Institutional Treasury Money Market Fund	0.0000(Y)	24,301,420	24,301,420

Total investments (Cost $328,963,025)† 100.7%			$380,507,859

Other assets and liabilities, net (0.7%)			($2,746,347)

Total net assets 100.0%			$377,761,512

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SDR Swedish Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 11-30-13. The value of securities on loan amounted to $6,416,563.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 11-30-13.

9

International Growth Fund
As of 11-30-13 (Unaudited)

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $330,007,193. Net unrealized appreciation aggregated $50,500,666, of which $52,076,615 related to appreciated investment securities and $1,575,949 related to depreciated investment securities.

The fund had the following sector allocation as a percentage of net assets on 11-30-13:

Consumer Discretionary	16.8%
Health Care	15.6%
Consumer Staples	15.6%
Financials	14.4%
Industrials	11.6%
Materials	5.3%
Information Technology	5.2%
Telecommunication Services	3.8%
Energy	2.6%
Utilities	1.6%
Short-Term Investments & Other	7.5%

Total	100.0%

10

International Growth Fund
As of 11-30-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of certain foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/13	Price	Inputs	Inputs
Common Stocks
Australia	$23,858,906	—	$23,858,906	—
Austria	886,555	—	886,555	—
Belgium	4,062,622	—	4,062,622	—
Bermuda	783,994	—	783,994	—
Canada	8,774,576	$8,774,576	—	—
China	881,487	—	881,487	—
Denmark	9,513,777	—	9,513,777	—
Finland	5,711,605	—	5,711,605	—
France	22,095,101	—	22,095,101	—
Germany	21,076,209	—	21,076,209	—
Greece	105,401	—	105,401	—
Guernsey, Channel Islands	319,894	—	319,894	—
Hong Kong	7,792,631	—	7,792,631	—
Ireland	3,433,819	—	3,433,819	—
Isle of Man	274,832	—	274,832	—
Israel	2,595,881	—	2,595,881	—
Italy	4,079,937	—	4,079,937	—

11

International Growth Fund
As of 11-30-13 (Unaudited)

Japan	66,446,824	—	66,446,824	—
Luxembourg	1,224,521	—	1,224,521	—
Macau	1,133,304	—	1,133,304	—
Netherlands	9,969,792	—	9,969,792	—
New Zealand	336,613	—	336,613	—
Norway	2,373,665	—	2,373,665	—
Portugal	245,049	—	245,049	—
Singapore	7,083,385	—	7,083,385	—
Spain	6,885,757	—	6,885,757	—
Sweden	9,926,926	—	9,926,926	—
Switzerland	41,154,434	—	41,154,434	—
United Kingdom	80,984,843	—	80,984,843	—
United States	2,293,112	2,293,112	—	—
Preferred Securities
Germany	3,137,103	—	3,137,103	—
United Kingdom	9,299	—	9,299	—
Securities Lending Collateral	6,754,585	6,754,585	—	—
Short-Term Investments	24,301,420	24,301,420	—	—

Total Investments in Securities	$380,507,859	$42,123,693	$338,384,166	—
Other Financial Instruments:
Futures	$350,893	$162,808	$188,085	—
Forwards	$28,993	—	$28,993	—

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund are exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a predetermined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2013, the fund used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at November 30, 2013.

	Number					Unrealized
	of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Amsterdam Index Futures	5	Long	Dec 2013	$540,480	$539,172	($1,308)
DAX Index Futures	6	Long	Dec 2013	1,755,895	1,918,151	162,256
Euro STOXX 50 Index Futures	89	Long	Dec 2013	3,711,654	3,727,164	15,510
FTSE 100 Index Futures	23	Long	Dec 2013	2,520,033	2,498,769	(21,264)
FTSE MIB Index Futures	3	Long	Dec 2013	360,056	388,012	27,956
Hang Seng Index Futures	3	Long	Dec 2013	459,595	462,835	3,240
MSCI Singapore Index Futures	6	Long	Dec 2013	350,392	352,106	1,714
OMX Stockholm 30 Index	43	Long		856,595	859,266	2,671
Futures			Dec 2013
SPI 200 Index Futures	13	Long	Dec 2013	1,580,591	1,576,485	(4,106)
TOPIX Index Futures	49	Long	Dec 2013	5,861,202	6,027,085	165,883
S&P/TSX 60 Index Futures	1	Short	Dec 2013	(144,518)	(146,177)	(1,659)

						$350,893

12

International Growth Fund
As of 11-30-13 (Unaudited)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2013, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at November 30, 2013.

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counter Party	Date	Appreciation	Depreciation	(Depreciation)
CHF	595,891	USD	659,836	Bank of America N.A.	12/5/2013	-	($2,396)	($2,396)
CHF	892,453	USD	992,635	Bank of New York	12/5/2013	-	(8,002)	(8,002)
CHF	297,064	USD	330,849	Deutsche Bank AG London	12/5/2013	-	(3,101)	(3,101)
CHF	661,166	USD	735,621	Morgan Stanley & Company International PLC	12/5/2013	-	(6,164)	(6,164)
EUR	1,971,380	USD	2,706,843	Bank of New York	12/5/2013	-	(28,132)	(28,132)
EUR	325,238	USD	444,942	Barclays Bank PLC Wholesale	12/5/2013	-	(3,008)	(3,008)
EUR	1,217,051	USD	1,674,589	Deutsche Bank AG London	12/5/2013	-	(20,861)	(20,861)
EUR	325,239	USD	446,927	State Street Bank & Trust Company	12/5/2013	-	(4,993)	(4,993)
HKD	19,528,716	USD	2,519,152	Bank of America N.A.	12/5/2013	-	(128)	(128)
HKD	9,192,270	USD	1,185,778	Bank of New York	12/5/2013	-	(60)	(60)
HKD	15,687,746	USD	2,023,668	Barclays Bank PLC Wholesale	12/5/2013	-	(94)	(94)
HKD	9,987,251	USD	1,288,373	Brown Brothers Harriman & Company	12/5/2013	-	(110)	(110)
HKD	16,112,248	USD	2,078,293	Deutsche Bank AG London	12/5/2013	$38	-	38
HKD	8,628,597	USD	1,112,910	JPMorgan Chase Bank	12/5/2013	99	-	99
HKD	11,447,016	USD	1,476,654	Morgan Stanley & Company International PLC	12/5/2013	-	(95)	(95)
HKD	15,112,472	USD	1,949,423	State Street Bank & Trust Company	12/5/2013	-	(53)	(53)
JPY	178,319,337	USD	1,815,064	Bank of America N.A.	12/5/2013	-	(74,398)	(74,398)
JPY	195,976,678	USD	1,992,099	Bank of New York	12/5/2013	-	(79,070)	(79,070)
JPY	417,899,764	USD	4,266,974	Barclays Bank PLC Wholesale	12/5/2013	-	(187,641)	(187,641)
JPY	196,308,226	USD	2,002,442	Brown Brothers Harriman & Company	12/5/2013	-	(86,177)	(86,177)
JPY	178,319,337	USD	1,817,310	Deutsche Bank AG London	12/5/2013	-	(76,644)	(76,644)
JPY	93,751,411	USD	954,470	JPMorgan Chase Bank	12/5/2013	-	(39,315)	(39,315)
JPY	179,952,771	USD	1,829,324	Morgan Stanley & Company International PLC	12/5/2013	-	(72,713)	(72,713)
SGD	1,989,815	USD	1,605,501	Bank of America N.A.	12/5/2013	-	(19,799)	(19,799)
SGD	751,694	USD	607,706	Bank of New York	12/5/2013	-	(8,675)	(8,675)
SGD	922,641	USD	744,702	Barclays Bank PLC Wholesale	12/5/2013	-	(9,441)	(9,441)
SGD	852,564	USD	688,579	Brown Brothers Harriman & Company	12/5/2013	-	(9,163)	(9,163)
SGD	553,990	USD	448,194	Deutsche Bank AG London	12/5/2013	-	(6,714)	(6,714)
SGD	2,354,708	USD	1,902,850	Morgan Stanley & Company International PLC	12/5/2013	-	(26,361)	(26,361)
SGD	751,694	USD	607,493	Royal Bank of Scotland PLC	12/5/2013	-	(8,461)	(8,461)
SGD	751,694	USD	607,601	State Street Bank & Trust Company	12/5/2013	-	(8,569)	(8,569)
USD	1,754,450	AUD	1,841,935	Bank of America N.A.	12/5/2013	78,044	-	78,044
USD	1,367,282	AUD	1,413,058	Bank of New York	12/5/2013	81,211	-	81,211
USD	758,573	AUD	800,537	Barclays Bank PLC Wholesale	12/5/2013	29,978	-	29,978
USD	2,304,310	AUD	2,385,883	Brown Brothers Harriman & Company	12/5/2013	132,838	-	132,838
USD	723,821	AUD	749,197	JPMorgan Chase Bank	12/5/2013	41,952	-	41,952

13

International Growth Fund
As of 11-30-13 (Unaudited)

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counter Party	Date	Appreciation	Depreciation	(Depreciation)
USD	2,566,615	AUD	2,679,376	Morgan Stanley & Company International PLC	12/5/2013	128,026	-	128,026
USD	1,133,492	AUD	1,170,455	State Street Bank & Trust Company	12/5/2013	68,222	-	68,222
USD	1,592,170	CAD	1,646,176	Bank of America N.A.	12/5/2013	43,015	-	43,015
USD	945,924	CAD	974,477	Bank of New York	12/5/2013	28,880	-	28,880
USD	473,683	CAD	488,456	Barclays Bank PLC Wholesale	12/5/2013	14,015	-	14,015
USD	542,509	CAD	558,833	Brown Brothers Harriman & Company	12/5/2013	16,612	-	16,612
USD	914,697	CAD	946,334	Deutsche Bank AG London	12/5/2013	24,138	-	24,138
USD	2,080,665	CAD	2,143,091	Morgan Stanley & Company International PLC	12/5/2013	63,882	-	63,882
USD	1,142,576	CAD	1,177,436	Royal Bank of Scotland PLC	12/5/2013	34,535	-	34,535
USD	172,732	CAD	177,998	State Street Bank & Trust Company	12/5/2013	5,225	-	5,225
USD	2,181,371	DKK	11,929,834	Bank of America N.A.	12/5/2013	8,181	-	8,181
USD	2,055,167	DKK	11,209,271	Barclays Bank PLC Wholesale	12/5/2013	13,238	-	13,238
USD	1,490,219	DKK	8,093,722	Brown Brothers Harriman & Company	12/5/2013	15,832	-	15,832
USD	617,747	DKK	3,407,945	Morgan Stanley & Company International PLC	12/5/2013	-	(3,059)	(3,059)
USD	1,290,975	GBP	800,421	Bank of America N.A.	12/5/2013	-	(18,735)	(18,735)
USD	801,992	GBP	497,187	Barclays Bank PLC Wholesale	12/5/2013	-	(11,543)	(11,543)
USD	759,083	GBP	469,622	Brown Brothers Harriman & Company	12/5/2013	-	(9,349)	(9,349)
USD	1,840,470	GBP	1,150,402	Deutsche Bank AG London	12/5/2013	-	(41,906)	(41,906)
USD	1,394,294	GBP	873,760	JPMorgan Chase Bank	12/5/2013	-	(35,419)	(35,419)
USD	1,393,700	GBP	862,205	Morgan Stanley & Company International PLC	12/5/2013	-	(17,106)	(17,106)
USD	794,726	GBP	491,278	Royal Bank of Scotland PLC	12/5/2013	-	(9,141)	(9,141)
USD	303,498	NOK	1,799,867	Bank of America N.A.	12/5/2013	9,752	-	9,752
USD	689,138	NOK	4,086,460	Bank of New York	12/5/2013	22,210	-	22,210
USD	244,334	NOK	1,449,969	Brown Brothers Harriman & Company	12/5/2013	7,693	-	7,693
USD	757,374	NOK	4,463,646	Deutsche Bank AG London	12/5/2013	28,887	-	28,887
USD	295,582	NOK	1,754,214	JPMorgan Chase Bank	12/5/2013	9,286	-	9,286
USD	282,117	NOK	1,673,672	Morgan Stanley & Company International PLC	12/5/2013	8,967	-	8,967
USD	472,605	SEK	3,016,511	Bank of New York	12/5/2013	12,745	-	12,745
USD	614,993	SEK	3,987,229	Barclays Bank PLC Wholesale	12/5/2013	7,149	-	7,149
USD	473,580	SEK	3,016,963	Deutsche Bank AG London	12/5/2013	13,651	-	13,651
USD	472,543	SEK	3,016,963	JPMorgan Chase Bank	12/5/2013	12,614	-	12,614
USD	612,516	SEK	3,987,229	Morgan Stanley & Company International PLC	12/5/2013	4,673	-	4,673

						$965,588	($936,595)	$28,993

For additional information on the funds significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

14

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock International Growth Fund.

87Q3 11/13
1/14

John Hancock International Allocation Portfolio

QUARTERLY PORTFOLIO HOLDINGS

11.30.2013

International Allocation Portfolio
As of 11-30-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies 92.2%		$20,581,708

(Cost $16,394,459)

EQUITY 92.2%		20,581,708

International Large Cap 67.9%

John Hancock Funds II (G)
International Growth Opportunities, Class NAV (Baillie Gifford)	160,082	2,239,553
International Growth Stock, Class NAV (Invesco)	249,421	3,337,250
International Value, Class NAV (Templeton)	296,921	5,234,720

John Hancock Funds III (G)
International Core, Class NAV (GMO)	60,550	2,118,639
International Value Equity, Class NAV (John Hancock1 ) (A)	232,103	2,225,865

Emerging Markets 17.6%

John Hancock Funds II (G)
China Emerging Leaders, Class NAV (Atlantis)	30,003	274,525
Emerging Markets, Class NAV (DFA)	258,860	2,725,793

John Hancock Investment Trust III (G)
Greater China Opportunities, Class NAV (John Hancock2 ) (A)	41,437	940,216

International Small Cap 6.7%

John Hancock Funds II (G)
International Small Company, Class NAV (DFA)	144,892	1,485,147

Unaffiliated Investment Companies 7.8%		$1,745,977

(Cost $1,639,813)

EXCHANGE TRADED FUNDS 7.8%		1,745,977

International Large Cap 7.8%

Guggenheim China Small Cap ETF	10,408	281,951
iShares MSCI Germany Index Fund	14,794	451,957
iShares MSCI Malaysia Index Fund	3,545	55,834
iShares MSCI Taiwan Index Fund	11,910	171,266
Market Vectors Vietnam ETF	5,675	111,117
WisdomTree Japan Hedged Equity Fund	13,394	673,852

Total investments (Cost $18,034,272)† 100.0%		$22,327,685

Other assets and liabilities, net 0.0%		$4,413

Total net assets 100.0%		$22,332,098

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.

(A) The subadvisor is an affiliate of the advisor.

(G) The portfolio's subadvisor is shown parenthetically.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

(2) Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $19,972,547. Net unrealized appreciation aggregated $2,355,138, of which $2,367,537 related to appreciated investment securities and $12,399 related to depreciated investment securities.

1

International Allocation Portfolio
As of 11-30-13 (Unaudited)
Affiliated Investment companies
Underlying Funds’ Subadvisors

Atlantis Investment Management (Hong Kong) Ltd.	(Atlantis)
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Dimemsional Fund Advisors, Inc.	(DFA)
Templeton Investment Counsel, Inc.	(Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
John Hancock Asset Management*	(John Hancock)

*Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2013, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the portfolio's significant accounting policies, please refer to the portfolio's most recent semiannual or annual shareholder report.

2

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.

318Q3 11/13
1/14

John Hancock INVESTMENTS

John Hancock Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2013

Global Shareholder Yield Fund
As of 11-30-13 (Unaudited)

	Shares	Value

Common Stocks 97.4%		$2,047,690,461

(Cost $1,653,383,067)

Australia 3.4%		71,336,032

BHP Billiton, Ltd.	460,600	15,695,288
Commonwealth Bank of Australia	166,800	11,798,163
Telstra Corp., Ltd.	6,296,900	28,972,948
Westpac Banking Corp.	497,361	14,869,633

Belgium 0.6%		12,132,861

Anheuser-Busch InBev NV	119,120	12,132,861

Canada 3.5%		72,918,899

BCE, Inc.	875,000	38,671,121
Rogers Communications, Inc., Class B	351,400	15,778,358
Shaw Communications, Inc., Class B	794,200	18,469,420

France 8.2%		173,483,414

Electricite de France SA	893,780	33,237,951
Sanofi	161,850	17,094,585
SCOR SE	721,500	25,243,342
Total SA	636,300	38,510,406
Vinci SA	588,700	37,782,265
Vivendi SA	852,743	21,614,865

Germany 7.2%		151,066,186

BASF SE	282,900	30,205,241
Daimler AG	346,500	28,710,702
Deutsche Post AG	745,500	26,365,575
Deutsche Telekom AG	2,255,500	35,834,782
Muenchener Rueckversicherungs AG	136,950	29,949,886

Italy 1.6%		33,985,882

Terna Rete Elettrica Nazionale SpA	7,053,300	33,985,882

Netherlands 1.4%		30,521,920

Royal Dutch Shell PLC, ADR	457,600	30,521,920

Norway 2.5%		52,088,925

Orkla ASA	1,498,000	11,646,033
Statoil ASA	692,700	15,639,111
Yara International ASA	570,090	24,803,781

Philippines 0.4%		9,313,906

Philippine Long Distance Telephone Company, ADR	148,951	9,313,906

Sweden 0.5%		11,521,241

Svenska Handelsbanken AB, Class A	248,200	11,521,241

Switzerland 4.6%		95,804,927

Nestle SA	174,700	12,749,661
Novartis AG	271,000	21,385,857
Roche Holdings AG	94,300	26,230,895
Swisscom AG	69,450	35,438,514

United Kingdom 18.1%		380,286,752

AstraZeneca PLC, ADR	668,140	38,210,927
BAE Systems PLC	4,665,800	32,622,679
British American Tobacco PLC	281,900	15,004,428

1

Global Shareholder Yield Fund
As of 11-30-13 (Unaudited)

	Shares	Value

United Kingdom (continued)

Centrica PLC	3,950,100	$21,860,758
Compass Group PLC	783,300	11,802,362
Diageo PLC, ADR	80,400	10,264,668
GlaxoSmithKline PLC	1,198,250	31,661,734
Imperial Tobacco Group PLC	1,016,600	38,593,645
National Grid PLC	2,889,860	36,642,589
Pearson PLC	1,009,600	22,298,831
Severn Trent PLC	510,300	14,744,086
SSE PLC	1,383,900	30,046,097
United Utilities Group PLC	2,216,763	23,837,492
Vodafone Group PLC	11,274,400	41,795,964
WM Morrison Supermarkets PLC	2,512,550	10,900,492

United States 45.4%		953,229,516

AbbVie, Inc.	317,700	15,392,565
Altria Group, Inc.	981,800	36,306,964
Ameren Corp.	683,940	24,519,249
Apple, Inc.	32,735	18,202,951
Arthur J. Gallagher & Company	268,000	12,472,720
AT&T, Inc.	705,800	24,851,218
Automatic Data Processing, Inc.	168,800	13,507,376
CenturyLink, Inc.	869,670	26,698,869
CME Group, Inc.	155,900	12,776,005
Comcast Corp., Special Class A	279,900	13,477,185
ConocoPhillips	407,000	29,629,600
Corrections Corp. of America	427,900	14,270,465
Deere & Company	125,100	10,538,424
Diamond Offshore Drilling, Inc.	360,400	21,642,020
Dominion Resources, Inc.	175,700	11,404,687
Duke Energy Corp.	486,478	34,034,001
E.I. du Pont de Nemours & Company	198,500	12,183,930
Emerson Electric Company	238,300	15,963,717
Enterprise Products Partners LP	252,200	15,881,034
Health Care REIT, Inc.	563,470	31,548,685
Honeywell International, Inc.	144,940	12,828,639
Integrys Energy Group, Inc.	227,290	12,214,565
Johnson & Johnson	179,700	17,010,402
Kimberly-Clark Corp.	253,100	27,628,396
Kinder Morgan Energy Partners LP	354,400	29,050,168
KLA-Tencor Corp.	267,000	17,053,290
Lockheed Martin Corp.	284,900	40,361,783
Lorillard, Inc.	684,000	35,109,720
MarkWest Energy Partners LP	210,430	14,534,400
Mattel, Inc.	509,300	23,565,311
McDonald's Corp.	141,000	13,729,170
Merck & Company, Inc.	298,800	14,889,204
Microchip Technology, Inc.	353,400	15,298,686
Microsoft Corp.	345,500	13,173,915
PepsiCo, Inc.	132,000	11,148,720
Philip Morris International, Inc.	269,000	23,010,260
PPL Corp.	1,024,500	31,462,395
R.R. Donnelley & Sons Company	961,000	17,778,500
Regal Entertainment Group, Class A	823,990	16,051,325
Reynolds American, Inc.	620,500	31,304,225
TECO Energy, Inc.	996,700	16,983,768
The Coca-Cola Company	245,200	9,854,588
The Dow Chemical Company	429,900	16,791,894

2

Global Shareholder Yield Fund
As of 11-30-13 (Unaudited)

		Shares	Value
United States (continued)

The Southern Company		526,310	$21,383,975
Time Warner, Inc.		186,640	12,264,114
Verizon Communications, Inc.		499,300	24,775,266
Waste Management, Inc.		498,300	22,762,344
Wells Fargo & Company		361,400	15,908,828

	Yield (%)	Shares	Value

Short-Term Investments 2.0%			$42,279,105

(Cost $42,279,105)

Money Market Funds 2.0%			$42,279,105

State Street Institutional Treasury Money Market Fund	0.0000(Y)	42,279,105	42,279,105

Total investments (Cost $1,695,662,172)† 99.4%			$2,089,969,566

Other assets and liabilities, net 0.6%			$11,608,842

Total net assets 100.0%			$2,101,578,408

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(Y) The rate shown is the annualized seven-day yield as of 11-30-13.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $1,699,938,009. Net unrealized appreciation aggregated $390,031,557, of which $403,155,758 related to appreciated investment securities and $13,124,201 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 11-30-13.

Utilities	16.5%
Telecommunication Services	14.4%
Consumer Staples	13.6%
Industrials	10.3%
Energy	9.3%
Health Care	8.7%
Financials	8.6%
Consumer Discretionary	7.6%
Materials	4.7%
Information Technology	3.7%
Short-Term Investments & Other	2.6%

Total	100.0%

3

Global Shareholder Yield Fund
As of 11-30-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE.

Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/13	Price	Inputs	Inputs
Common Stocks
Australia	$71,336,032	—	$71,336,032	—
Belgium	12,132,861	—	12,132,861	—
Canada	72,918,899	$72,918,899	—	—
France	173,483,414	—	173,483,414	—
Germany	151,066,186	—	151,066,186	—
Italy	33,985,882	—	33,985,882	—
Netherlands	30,521,920	30,521,920	—	—
Norway	52,088,925	—	52,088,925	—
Philippines	9,313,906	9,313,906	—	—
Sweden	11,521,241	—	11,521,241	—
Switzerland	95,804,927	—	95,804,927	—
United Kingdom	380,286,752	48,475,595	331,811,157	—
United States	953,229,516	953,229,516	—	—
Short-Term Investments	42,279,105	42,279,105	—	—

Total Investments in Securities	$2,089,969,566	$1,156,738,941	$933,230,625	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

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How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.

320Q3 11/13
1/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Hugh McHaffie
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Hugh McHaffie
President

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
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Hugh McHaffie
President

Date:	January 24, 2014

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	January 24, 2014